LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Right-of-use assets
	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2022	2023
	in USD thousands				in USD thousands				in USD thousands
Composition in 2023
Property	2,097	-	-	2,097	582	388	-	970	1,515	1,127
Motor vehicles	336	149	117	368	79	118	117	80	257	288
	2,433	149	117	2,465	661	506	117	1,050	1,772	1,415

Schedule of Lease Liabilities
	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
		in USD thousands
Composition in 2023
Property	1,920	-	-	236	(38)	(562)	1,556
Motor vehicles	236	149	-	37	(4)	(156)	262
	2,156	149	-	273	(42)	(718)	1,818

Schedule of Minimum Future Rental Payments
Year	Property	Motor vehicles	Total
	in USD thousands
2024	575	161	736
2025	292	113	405
2026	292	26	317
2027	306	-	306
2028-2030	766	-	766
	2,231	300	2,531